UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Symmetry Peak Management LLC

Address:    555 East Lancaster Avenue
            Suite 660
            Radnor, PA 19087


13F File Number:  028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory A. Boye
Title:    Chief Financial Officer
Phone:    484-588-4116


Signature, Place and Date of Signing:


/s/ Gregory A. Boye            Radnor, Pennsylvania       November 14, 2008
-------------------            --------------------       -----------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $98,053
                                         (thousands)


List of Other Included Managers: NONE


                                                     FORM 13F INFORMATION TABLE


                               TITLE OF                    VALUE      SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP       (X$1000)    PRN AMT  PRN CALL DSCRETN  MGRS       SOLE     SHARED    NONE

3PAR INC                       COM            88580F109    6,603     1,025,381 SH         SOLE    NONE    1,025,381
APPLE INC                      COM            037833100    6,820        60,000 SH         SOLE    NONE       60,000
ARCSIGHT INC                   COM            039666102    2,352       308,248 SH         SOLE    NONE      308,248
ARUBA NETWORKS INC             COM            043176106    7,096     1,383,146 SH         SOLE    NONE    1,383,146
BLUE COAT SYSTEMS INC          COM NEW        09534T508    6,703       472,398 SH         SOLE    NONE      472,398
CANADIAN SOLAR INC             COM            136635109    5,178       265,119 SH         SOLE    NONE      265,119
CONCUR TECHNOLOGIES INC        COM            206708109    2,609        68,200 SH         SOLE    NONE       68,200
DATA DOMAIN INC                COM            23767P109    6,597       296,235 SH         SOLE    NONE      296,235
ENERGY CONVERSION DEVICES INC  COM            292659109    2,949        50,620 SH         SOLE    NONE       50,620
FIRST SOLAR INC                COM            336433107    6,612        35,000 SH         SOLE    NONE       35,000
FUEL SYS SOLUTIONS INC         COM            35952W103    1,127        32,700 SH         SOLE    NONE       32,700
GOOGLE INC                     CL A           38259P508    3,404         8,500 SH         SOLE    NONE        8,500
LDK SOLAR CO LTD               ADR            50183L107    1,651        55,000 SH         SOLE    NONE       55,000
MELLANOX TECHNOLOGIES LTD      SHS            M51363113    4,312       417,458 SH         SOLE    NONE      417,458
NETEASE COM INC                SPONSORED ADR  64110W102    6,840       300,000     CALL   SOLE    NONE      300,000
NETEZZA CORP                   COM            64111N101    2,873       263,859 SH         SOLE    NONE      263,859
NETLOGIC MICROSYSTEMS INC      COM            64118B100    3,050       100,865 SH         SOLE    NONE      100,865
OMNITURE INC                   COM            68212S109    2,512       136,828 SH         SOLE    NONE      136,828
QUALCOMM INC                   COM            747525103      645        15,000 SH         SOLE    NONE       15,000
SALESFORCE COM INC             COM            79466L302    4,587        94,771 SH         SOLE    NONE       94,771
SUNPOWER CORP                  CL A           867652109    3,375        47,586 SH         SOLE    NONE       47,586
SUPPORTSOFT INC                COM            868587106    4,022     1,340,547 SH         SOLE    NONE    1,340,547
TALEO CORP                     CL A           87424N104    3,494       175,689 SH         SOLE    NONE      175,689
VOCUS INC                      COM            92858J108    2,642        77,803 SH         SOLE    NONE       77,803



SK 21913 0002 934961